Revenue and other operating income - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue Sources [Line Items]
Other operating income (Note 4)	$ 50,660	$ 23,316	$ 15,141
Sale of Euronav Ship Management Hellas
Disclosure Of Revenue Sources [Line Items]
Other operating income (Note 4)	19,400
Liquidated damages from sale of N-class vessels
Disclosure Of Revenue Sources [Line Items]
Other operating income (Note 4)	4,400
Various services rendered
Disclosure Of Revenue Sources [Line Items]
Other operating income (Note 4)	4,700
Settlement of claims
Disclosure Of Revenue Sources [Line Items]
Other operating income (Note 4)	$ 5,500